Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000212830 | 67066D689 | Nuveen Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000212830 | 74439V883 | PGIM Floating Rate Income Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000212830 | 00203H446 | AQR Long-Short Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000212830 | 315806703 | Fidelity Advisor Floating Rate High Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212830 | 886315795 | Nuveen High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000212830 | 024524290 | American Beacon SiM High Yield Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212830 | 74678J807 | Putnam High Yield Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000212830 | 316175108 | Fidelity Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212830 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212831 | 67066D689 | Nuveen Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000212831 | 74439V883 | PGIM Floating Rate Income Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000212831 | 00203H446 | AQR Long-Short Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000212831 | 315806703 | Fidelity Advisor Floating Rate High Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212831 | 886315795 | Nuveen High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000212831 | 024524290 | American Beacon SiM High Yield Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212831 | 74678J807 | Putnam High Yield Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000212831 | 316175108 | Fidelity Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212831 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.90%